CONSOLIDATED STATEMENTS OF OPERATIONS	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Total Revenues	¥ 21,400,638,092	$ 3,082,333,011	¥ 15,454,374,366	¥ 9,740,876,507
Cost of revenues	(17,531,299,173)	(2,525,032,288)	(12,522,913,795)	(7,643,687,841)
Gross profit	3,869,338,919	557,300,723	2,931,460,571	2,097,188,666
Selling and marketing	(1,434,038,816)	(206,544,551)	(1,144,559,326)	(768,258,044)
General and administrative	(778,766,905)	(112,165,765)	(521,425,475)	(369,337,373)
Provision for advance to suppliers	(799,899)	(115,209)		(2,694,857)
Impairment of long-lived assets	(125,524,021)	(18,079,220)		(6,217,151)
Research and development	(181,106,128)	(26,084,708)	(143,670,521)	(106,627,106)
Total operating expenses	(2,520,235,769)	(362,989,453)	(1,809,655,322)	(1,253,134,531)
Income from operations	1,349,103,150	194,311,270	1,121,805,249	844,054,135
Interest expenses, net	(359,296,332)	(51,749,436)	(311,018,583)	(226,342,563)
Convertible senior notes issuance costs				(26,052,881)
Subsidy income	168,646,557	24,290,157	101,873,574	48,829,618
Exchange gain/(loss), net	208,811,416	30,075,101	(86,517,698)	(139,566,645)
Other income/(expenses), net	8,768,365	1,262,907	1,036,319	(1,558,583)
Investment income	4,902,527	706,111
Gain on disposal of subsidiaries	5,017,888	722,726
Change in fair value | ¥	(46,215,053)		48,295,200	(87,403,805)
Income before income taxes	1,247,722,561	179,709,428	867,073,143	562,749,983
Income tax (expenses)/benefit	(257,487,006)	(37,085,843)	(100,533,829)	135,392,962
Income from continuing operations, net of tax	990,235,555	142,623,585	766,539,314	698,142,945
Discontinued operations
Gain on disposal of discontinued operations before income taxes	1,007,884,060	145,165,499
Income from discontinued operations before income taxes	48,146,259	6,934,504	105,089,584	29,112,916
Income tax expense, net	(54,466,059)	(7,844,744)	(11,329,810)	(1,058,939)
Income from discontinued operations, net of tax	1,001,564,260	144,255,259	93,759,774	28,053,977
Net income	1,991,799,815	286,878,844	860,299,088	726,196,922
Less: Net loss attributable to the non-controlling interests from continuing operations	(432,541)	(62,299)	(63,348)
Less: Net income attributable to the non-controlling interests from discontinued operations	6,044,451	870,582	4,270,460	851,167
Less: Accretion to redemption value of redeemable non-controlling interests of discontinued operations	159,477,930	22,969,600	172,340,442	52,320,700
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	¥ 1,826,709,975	$ 263,100,961	¥ 683,751,534	¥ 673,025,055
Net income attributable to JinkoSolar Holding Co., Ltd.’s ordinary shareholders per share from continuing operations -
Basic | (per share)	¥ 7.87	$ 1.13	¥ 6.15	¥ 5.67
Diluted | (per share)	7.63	1.10	6.00	4.02
Net income attributable to JinkoSolar Holding Co., Ltd.’s ordinary shareholders per ADS from continuing operations -
Basic | (per share)	31.48	4.52	24.60	22.68
Diluted | (per share)	30.52	4.40	24.00	16.08
Net income attributable to JinkoSolar Holding Co., Ltd.’s ordinary shareholders per share from discontinued operations -
Basic | (per share)	6.64	0.96	(0.66)	(0.20)
Diluted | (per share)	6.40	0.92	(0.65)	(0.16)
Net income attributable to JinkoSolar Holding Co., Ltd.’s ordinary shareholders per ADS from discontinued operations -
Basic | (per share)	26.56	3.84	(2.64)	(0.80)
Diluted | (per share)	¥ 25.60	$ 3.68	¥ (2.60)	¥ (0.64)
Weighted average ordinary shares outstanding
Basic	125,870,272	125,870,272	124,618,416	122,980,870
Diluted	130,590,441	130,590,441	127,802,961	153,786,531
Third Party [Member]
Total Revenues	¥ 21,262,113,142	$ 3,062,381,268	¥ 15,454,374,366	¥ 9,740,319,410
Related Party [Member]
Total Revenues	138,524,950	19,951,743		557,097
Forward Contracts [Member]
Change in fair value	(52,561,784)	(7,570,472)	56,931,943	(714,742)
Convertible Senior Notes and Capped Call Options [Member]
Change in fair value	(110,242,492)	(15,878,222)	(14,571,200)	64,101,644
Call spread options [Member]
Change in fair value			(370,437)
Warrant liability [Member]
Change in fair value	¥ 24,573,266	$ 3,539,286	¥ (2,096,024)